EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Corporate Bonds - 28.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 8.9%
Crocs, Inc., 144A	4.125%	08/15/31	$ 6,000,000	$ 5,580,974
Garrett Motion Holdings, 144A	7.750%	05/31/32	5,000,000	5,218,605
Marriott International, Inc., Series KK	4.900%	04/15/29	3,000,000	3,035,861
				13,835,440
Energy - 3.4%
CNX Resources Corporation, 144A	7.250%	03/01/32	5,000,000	5,207,975

Financials - 15.7%
Bank OZK (TSFR3M + 209, effective 10/01/26) (a)	2.750%	10/01/31	4,130,000	3,990,612
Churchill LBC, LLC, 144A (b)	9.250%	01/01/31	1,000,000	1,006,567
CNG Holdings, Inc., 144A (b)(c)	16.500%	06/30/31	2,621,561	2,329,603
First Maryland Capital I (TSFR3M + 126.16) (a)	4.935%	01/15/27	2,000,000	1,982,559
First National Bank of Nebraska, Inc., 144A (TSFR3M + 361) (a)	7.250%	06/15/35	2,000,000	2,067,011
GitSit Solutions, LLC, 144A (b)(c)	8.000%	11/15/29	3,500,000	3,502,352
NCP SNIP (b)(c)	13.500%	12/31/27	1,800,000	1,802,567
Ponder Farms LBC, LLC, Series 2025, 144A (b)	8.500%	01/01/29	1,755,608	1,760,924
Reese Farms Development, LLC, 144A (b)(c)	8.500%	07/15/29	1,990,000	1,994,858
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	2,056,628
Truist Financial Corporation (TSFR3M + 93.16) (a)	4.583%	05/15/27	2,000,000	1,984,049
				24,477,730

Total Corporate Bonds (Cost $43,472,006)				$ 43,521,145

Convertible Bonds - 39.0%	Coupon	Maturity	Par Value	Value
Consumer Discretionary - 9.9%
Cheesecake Factory, Inc. (The)	2.000%	03/15/30	$ 5,000,000	$ 5,510,000
Etsy, Inc.	0.250%	06/15/28	4,000,000	3,614,000
Etsy, Inc., 144A	1.000%	06/15/30	3,000,000	3,243,000
Patrick Industries, Inc.	1.750%	12/01/28	2,000,000	3,004,000
				15,371,000

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Convertible Bonds - 39.0% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples - 3.3%
Spectrum Brands, Inc.	3.375%	06/01/29	$ 5,000,000	$ 5,093,500

Health Care - 3.1%
Haemonetics Corporation	2.500%	06/01/29	5,000,000	4,857,000

Industrials - 7.6%
Lyft, Inc.	0.625%	03/01/29	6,000,000	6,276,600
Winnebago Industries, Inc.	3.250%	01/15/30	6,000,000	5,565,000
				11,841,600
Technology - 15.1%
Avnet, Inc., 144A	1.750%	09/01/30	5,000,000	6,527,500
Bentley Systems, Inc.	0.375%	07/01/27	6,000,000	5,718,000
Global Payments, Inc.	1.500%	03/01/31	6,000,000	5,385,000
Guidewire Software, Inc.	1.250%	11/01/29	6,000,000	5,898,750
				23,529,250

Total Convertible Bonds (Cost $58,085,479)				$ 60,692,350

Bank Debt - 1.5%	Coupon	Maturity	Par Value	Value
Financials - 1.5%
NCP SPV Texas, L.P. Revolving Loan (Prime + 187) (a)(b)(c) (Cost $2,314,039)	8.620%	09/19/26	$ 2,314,039	$ 2,293,074

Common Stocks - 4.0%			Shares	Value
Financials - 0.4%
Lincoln National Corporation			15,673	$ 592,596

Materials - 3.6%
Natural Resource Partners, L.P.			48,000	5,671,680

Total Common Stocks (Cost $4,456,028)				$ 6,264,276

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Money Market Funds - 26.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.55% (d) (Cost $41,630,613)	41,630,607	$ 41,630,613

Total Investments at Value - 99.3% (Cost $149,958,165)		$ 154,401,458

Other Assets in Excess of Liabilities - 0.7%		1,064,443

Net Assets - 100.0%		$ 155,465,901

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $40,495,997 as of April 30, 2026, representing 26.0% of net assets.
TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Illiquid security. The total fair value of these securities as of April 30, 2026 was $14,689,945, representing 9.4% of net assets.
(c)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $11,922,454 as of April 30, 2026, representing 7.7% of net assets.
(b)	The rate shown is the 7-day effective yield as of April 30, 2026.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Corporate Bonds - 68.7%	Coupon	Maturity	Par Value	Value
Communications - 1.4%
VeriSign, Inc.	4.750%	07/15/27	$ 6,000,000	$ 5,999,814

Consumer Discretionary - 11.8%
Crocs, Inc., 144A	4.125%	08/15/31	6,000,000	5,580,974
Garrett Motion Holdings, 144A	7.750%	05/31/32	8,000,000	8,349,768
LKQ Corporation	5.750%	06/15/28	11,000,000	11,173,463
Magna International, Inc.	5.050%	03/14/29	5,000,000	5,076,553
Mohawk Industries, Inc.	5.850%	09/18/28	11,000,000	11,311,858
Polaris, Inc.	6.950%	03/15/29	8,000,000	8,383,961
				49,876,577
Consumer Staples - 3.2%
J.M. Smucker Company (The)	3.375%	12/15/27	8,500,000	8,372,840
Kroger Company (The)	2.650%	10/15/26	5,098,000	5,063,915
				13,436,755
Financials - 21.2%
Bank of America Corporation (a)	4.375%	12/31/99	5,500,000	5,451,884
Bank OZK (TSFR3M + 209, effective 10/01/26) (b)	2.750%	10/01/31	12,250,000	11,836,562
Churchill LBC, LLC, 144A (c)	9.250%	01/01/31	4,500,000	4,529,554
CNG Holdings, Inc., 144A (c)(d)	16.500%	06/30/31	4,175,353	3,710,352
First Maryland Capital I (TSFR3M + 126.16) (b)	4.935%	01/15/27	5,000,000	4,956,397
First National Bank of Nebraska, Inc., 144A (TSFR3M +361) (b)	7.250%	06/15/35	6,000,000	6,201,033
FNB Corporation (SOFR + 193, effective 12/11/29) (b)	5.722%	12/11/30	8,000,000	8,084,857
MSCI, Inc., 144A	4.000%	11/15/29	9,000,000	8,744,633
NCP SNIP (c)(d)	13.500%	12/31/27	5,725,000	5,733,164
Ponder Farms LBC, LLC, Series 2025, 144A (c)	8.500%	01/01/29	4,131,913	4,144,423
Princeton 151 LBC, LLC, 144A (c)(d)	9.000%	12/15/30	2,600,000	2,570,399
Reese Farms Development, LLC, 144A (c)(d)	8.500%	07/15/29	3,310,000	3,318,080
Southern Bancshares (N.C.), Inc., 144A (TSFR3M + 241, effective 06/30/26) (b)	3.125%	06/30/31	5,800,000	5,422,021
Truist Financial Corporation (TSFR3M + 93.16) (b)	4.583%	05/15/27	5,788,000	5,741,837
Truist Financial Corporation, Series N (H15T5Y + 300.3, effective 09/01/29) (a)(b)	6.669%	12/31/99	5,000,000	5,001,965

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 68.7% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 21.2% (Continued)
Zions Bancorporation	3.250%	10/29/29	$5,000,000	$ 4,656,839
				90,104,000
Health Care - 5.4%
Cencora, Inc.	4.625%	12/15/27	5,500,000	5,520,274
Edwards Lifesciences Corporation	4.300%	06/15/28	5,000,000	4,989,384
Humana, Inc.	3.950%	03/15/27	4,500,000	4,487,776
Humana, Inc.	5.375%	04/15/31	8,000,000	8,115,628
				23,113,062
Industrials - 12.0%
HEICO Corporation	5.250%	08/01/28	10,900,000	11,091,482
Jacobs Energy Group, Inc.	6.350%	08/18/28	9,000,000	9,320,354
Penske Truck Leasing Company, L.P., 144A	5.700%	02/01/28	11,000,000	11,175,093
Textron, Inc.	3.900%	09/17/29	7,000,000	6,846,578
Timken Company (The)	4.500%	12/15/28	12,433,000	12,415,257
				50,848,764
Materials - 4.2%
Ball Corporation	6.000%	06/15/29	9,000,000	9,155,655
Kennametal, Inc.	4.625%	06/15/28	3,600,000	3,603,931
Sherwin-Williams Company (The)	3.450%	06/01/27	5,000,000	4,955,428
				17,715,014
Technology - 9.5%
Arrow Electronics, Inc.	5.150%	08/21/29	10,000,000	10,106,625
Fidelity National Information Services, Inc.	4.700%	07/15/27	5,000,000	4,999,016
Fiserv, Inc.	4.550%	02/15/31	8,000,000	7,842,331
Keysight Technologies, Inc.	4.600%	04/06/27	8,614,000	8,629,322
Roper Technologies, Inc.	4.500%	10/15/29	9,000,000	8,957,136
				40,534,430

Total Corporate Bonds (Cost $289,606,798)				$ 291,628,416

U.S. Treasury Obligations - 23.4%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	4.500%	05/15/27	$ 12,000,000	$ 12,084,844
U.S. Treasury Notes	4.250%	01/15/28	10,500,000	10,561,523
U.S. Treasury Notes	4.250%	02/15/28	10,000,000	10,061,328
U.S. Treasury Notes	3.500%	11/15/28	21,000,000	20,794,102
U.S. Treasury Notes	4.625%	04/30/29	12,000,000	12,238,125
U.S. Treasury Notes	4.375%	12/31/29	12,500,000	12,675,781
U.S. Treasury Notes	3.625%	10/31/30	21,000,000	20,675,156
Total U.S. Treasury Obligations (Cost $98,946,790)				$ 99,090,859

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Bank Debt - 1.4%	Coupon	Maturity	Par Value	Value
Financials - 1.4%
NCP SPV Texas, L.P. Revolving Loan (Prime + 187) (b)(c)(d) (Cost $5,785,097)	8.620%	09/19/26	$ 5,785,098	$ 5,732,685

Common Stocks - 1.9%			Shares	Value
Materials - 1.9%
Natural Resource Partners, L.P. (Cost $6,196,936)			69,000	$ 8,153,040

Money Market Funds - 3.6%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 3.55% (e) (Cost $15,460,395)			15,458,289	$ 15,460,395

Total Investments at Value - 99.0% (Cost $415,996,016)				$ 420,065,395

Other Assets in Excess of Liabilities - 1.0%				4,425,637

Net Assets - 100.0%				$ 424,491,032

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $63,746,330 as of April 30, 2026, representing 15.0% of net assets.
H15T5Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 5 years.
SOFR -	Secured Overnight Financing Rate.
TSFR -	CME Term Secured Overnight Financing Rate (SOFR).

(a)	Security has a perpetual maturity.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2026 was $29,738,657, representing 7.0% of net assets.
(d)	Security has been valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $21,064,680 as of April 30, 2026, representing 5.0% of net assets.
(e)	The rate shown is the 7-day effective yield as of April 30, 2026.